Product Warranty (Details) - Schedule of warranty cost - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of warranty cost [Abstract]
Product warranty – current	$ 17,420	$ 20,922	$ 4,296	$ 3,723
Product warranty – non-current	34,011	37,536	$ 15,060	$ 14,693
Total	$ 51,431	$ 58,458